Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share based compensation [Line Items]
Total share based compensation	$ 20,060	$ 19,265	[1]
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	2,366	2,065
RSUs
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	3,480	3,196
PSUs
Disclosure of share based compensation [Line Items]
Cash settled share based compensation	$ 14,214	$ 14,004

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.